A PROFESSIONAL CORPORATION 3 Triad Center Suite 500 Salt Lake City, Utah 84180 T : (801) 532-7080 F : (801) 596-1508 www.strongandhanni.com
GLENN C. HANNI, P.C.
HENRY E. HEATH
PHILIP R. FISHLER
ROGER H. BULLOCK
R. SCOTT WILLIAMS
SCOTT R. JENKINS
PAUL M. BELNAP
STUART H. SCHULTZ
BRIAN C. JOHNSON [2]
PAUL W. HESS
STEPHEN J. TRAYNER
STANFORD P. FITTS [7]
BRADLEY W. BOWEN
PETER H. CHRISTENSEN [5]
ROBERT L. JANICKI
H. BURT RINGWOOD
CATHERINE M. LARSON
KRISTIN A. VANORMAN
PETER H. BARLOW
GRADEN P. JACKSON [3]
H. SCOTT JACOBSON
MICHAEL J. MILLER [6]

ANDREW D. WRIGHT
MICHAEL L. FORD [4]
BYRON G. MARTIN
BENJAMIN P. THOMAS
SUZETTE H. GOUCHER
JACOB C. BRIEM  [1]
LANCE H. LOCKE
A. JOSEPH SANO
JAMES C. THOMPSON
PETER J. BAXTER
JENNIFER R. CARRIZAL
LORI A. JACKSON
BRYANT J. McCONKIE
WILLIAM B. INGRAM
JEREMY G. KNIGHT
RYAN P. ATKINSON
JARED T. HALES
JEFFERY J. OWENS
ANDREW B. McDANIEL
SADÉ A. TURNER
AREK E. BUTLER
PAUL W. JONES

1 ALSO MEMBER ARIZONA BAR
2 ALSO MEMBER CALIFORNIA BAR
3 ALSO MEMBER COLORADO BAR
4 ALSO MEMBER DISTRICT OF COLUMBIA BAR
5 ALSO MEMBER OREGON BAR
6 ALSO MEMBER WASHINGTON BAR
7 ALSO MEMBER WYOMING BAR

               ESTABLISHED 1888
                         ______
            GORDON R. STRONG
                      (1909-1969)

February 22, 2008

UNITED STATES SECURITIES
AND EXCHANGE COMMISSION
DIVISION OF CORPORATION FINANCE
H. Roger Schwall, Assistant Director
ATTN: Mellissa Campbell Duru
100 F Street NW,  Mail Stop 7010
WASHINGTON, D.C. 20549-2000

RE:    Registrant Responses to Comments dated February 7, 2008 regarding:

          Sterling Oil & Gas
          Amendment No. 1 Filed January 22, 2008
          Registration Statement on Form 10SB
          File No. 0-52959

          Sterling Oil & Gas
          Amendment No. 1 Filed January 22, 2008
          Registration Statement on Form SB2
          File No.333-148034

To Whom It May Concern:

We have set forth your comments below with our responses.

General

SEC COMMENT:  Please note that amendments to Regulation S-K became effective on February 4, 2008 and that Forms SB-2 and 10SB were eliminated as of that date.   With your next amendment, please amend your registration statements to comply with the new rules.   Refer to Release 33-8876 (December 19, 2007) and the “Compliance Date” section.

RESPONSE:    We have amended the registration statements using Form S-1 and Form 10, however as permitted by Release 33-8876, we have used the disclosure format and content of the SB forms because the amendments are filed during the transition period.

SEC COMMENT:   2.       Please note that certain comments that follow may continue to apply equally to your Form SB-2 and Form 10-SB filed on January 22, 2008.   These comments have not been duplicated for specific filings unless otherwise indicated.   Please evaluate both documents in response to our comments and make corresponding changes to both documents as necessary.

RESPONSE:  These changes have been made.

SEC COMMENT 3:   Please monitor your requirement to provide updated financial information with your next amendment.

RESPONSE:   We will monitor the currency of our financial statements.

SEC COMMENT 4:   Please provide an updated consent with your next amendment.

RESPONSE:   The updated consents are attached.

MANAGEMENT’S DISCUSSION AND ANALYSIS OR PLAN OF OPERATION.

SEC COMMENT 5:  It appears your fiscal year end is February 28th.   Please modify your disclosure to refer to the period from inception to your presented financial statement dates, as the inception period rather than the three or nine month period.

RESPONSE:   These changes have been made on pages 8 and 9 of Form 10 and pages 17 and 18 of Form S-1.

Thank you for the professional and courteous assistance of the Staff.   Please contact the undersigned with any questions you may have.

Very truly yours,

STRONG AND HANNI

/s/ Scott R. Jenkins
Scott R. Jenkins